CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Cash	R$ 14,710	R$ 16,245
Banks and immediately available investments	5,914,460	7,751,568
Cash and cash equivalents	5,929,170	7,767,813	R$ 3,005,645	R$ 2,475,863
Short-term investments	R$ 445,627	R$ 509,030